CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock issuance cost		$ 201
Net fair value of assets acquired and liabilities assumed of the fiber company at the date of acquisition (see also Note 1b):
Total payments for acquisition of Aimetis, net of cash acquired		12,113
Aimetis [Member]
Net fair value of assets acquired and liabilities assumed of the fiber company at the date of acquisition (see also Note 1b):
Net assets (liabilities) (excluding cash and cash equivalents)		(293)
Adjustment to deferred revenue		671
Contingent consideration		(82)
Deferred tax liability, net		(562)
Goodwill		7,859
Total payments for acquisition of Aimetis, net of cash acquired		12,113
Aimetis [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the fiber company at the date of acquisition (see also Note 1b):
Intangible assets		761
Aimetis [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed of the fiber company at the date of acquisition (see also Note 1b):
Intangible assets		$ 3,759